Transamerica Mid Cap Value Opportunities Average Annual Total Returns - Retail Class [Member]			12 Months Ended	55 Months Ended	60 Months Ended	104 Months Ended	106 Months Ended	113 Months Ended	120 Months Ended	140 Months Ended
	Oct. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15% [1]	11.55%	13.15% [1]	14.28%	14.09%		14.29% [1]	[5]
Performance Inception Date	Apr. 21, 2017	[3]		May 28, 2021			Mar. 10, 2017
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.05%		9.83%				9.78%
A
Prospectus [Line Items]
Average Annual Return, Percent			3.51%		7.22%				7.80%
Performance Inception Date	Apr. 30, 2014
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.15%)		4.05%				5.45%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.62%		5.12%				5.74%
C
Prospectus [Line Items]
Average Annual Return, Percent			7.88%		7.75%				7.68%
Performance Inception Date	Apr. 30, 2014
I
Prospectus [Line Items]
Average Annual Return, Percent			9.90%		8.85%				8.79%
Performance Inception Date	Apr. 30, 2014
I2
Prospectus [Line Items]
Average Annual Return, Percent			9.92%		8.94%				8.87%
Performance Inception Date	Apr. 30, 2014
R6
Prospectus [Line Items]
Average Annual Return, Percent			9.99%		8.96%			8.25%
Performance Inception Date	Jul. 25, 2016

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[4]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[5]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.